Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value of Financial Instruments
Estimated fair value of debt

	Thousands of Yen
	As of June 30, 2021		As of December 31, 2020
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Long-term borrowings - net of current portion	¥(573,275)	¥(554,257)	¥(668,380)	¥(644,499)

	Thousands of Yen
	2020		2019
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Long-term borrowings - net of current portion	¥(668,380)	¥(644,499)	¥(150,531)	¥(145,600)